Financial Assets at Amortized Cost-Securities - Summary of Financial Assets at Amortized Cost - Securities (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Financial Assets [Line Items]
Amortized cost	R$ 1,275,799	R$ 1,101,892
Expected loss	14
Government securities - abroad [member] | Chile [member]
Disclosure of Financial Assets [Line Items]
Expected loss	(1)
Government securities - abroad [member] | Korea [Member]
Disclosure of Financial Assets [Line Items]
Expected loss	(4)
Government securities - abroad [member] | Spain [Member]
Disclosure of Financial Assets [Line Items]
Expected loss	(3)
Government securities - abroad [member] | Mexico [Member]
Disclosure of Financial Assets [Line Items]
Expected loss	(6)
Financial assets securities [Member]
Disclosure of Financial Assets [Line Items]
Amortized cost	129,804	133,119
Expected loss	(3,065)	(2,653)
Net amortized cost	126,739	130,466
Financial assets securities [Member] | Brazilian government securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	64,568	56,355
Expected loss	(44)	(52)
Net amortized cost	64,524	56,303
Financial assets securities [Member] | Government securities - abroad [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	19,095	17,226
Expected loss	(14)
Net amortized cost	19,081	17,226
Financial assets securities [Member] | Government securities - abroad [member] | Colombia [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	500	335
Net amortized cost	500	335
Financial assets securities [Member] | Government securities - abroad [member] | Chile [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	705	621
Net amortized cost	704	621
Financial assets securities [Member] | Government securities - abroad [member] | Korea [Member]
Disclosure of Financial Assets [Line Items]
Amortized cost	3,951	3,427
Net amortized cost	3,947	3,427
Financial assets securities [Member] | Government securities - abroad [member] | Spain [Member]
Disclosure of Financial Assets [Line Items]
Amortized cost	4,847	4,984
Net amortized cost	4,844	4,984
Financial assets securities [Member] | Government securities - abroad [member] | United States [member]
Disclosure of Financial Assets [Line Items]
Amortized cost		80
Net amortized cost		80
Financial assets securities [Member] | Government securities - abroad [member] | Mexico [Member]
Disclosure of Financial Assets [Line Items]
Amortized cost	9,042	7,763
Net amortized cost	9,036	7,763
Financial assets securities [Member] | Government securities - abroad [member] | Uruguay [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	50	16
Net amortized cost	50	16
Financial assets securities [Member] | Corporate debt securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	46,141	59,538
Expected loss	(3,007)	(2,601)
Net amortized cost	43,134	56,937
Financial assets securities [Member] | Rural product note [Member] | Corporate debt securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	3,499	5,388
Expected loss	(25)	(47)
Net amortized cost	3,474	5,341
Financial assets securities [Member] | Bank deposit certificates [member] | Corporate debt securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	30	54
Net amortized cost	30	54
Financial assets securities [Member] | Real estate receivables certificates [member] | Corporate debt securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	4,806	5,844
Expected loss	(12)	(2)
Net amortized cost	4,794	5,842
Financial assets securities [Member] | Debentures [member] | Corporate debt securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	34,849	41,053
Expected loss	(2,952)	(2,532)
Net amortized cost	31,897	38,521
Financial assets securities [Member] | Eurobonds and others [member] | Corporate debt securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	209	1,083
Expected loss	(1)	(1)
Net amortized cost	208	1,082
Financial assets securities [Member] | Promissory notes [Member] | Corporate debt securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	2,023	5,001
Expected loss	(10)	(3)
Net amortized cost	2,013	4,998
Financial assets securities [Member] | Other [member] | Corporate debt securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	725	1,115
Expected loss	(7)	(16)
Net amortized cost	R$ 718	R$ 1,099